FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT	FAIR VALUE MEASUREMENT
The carrying values of the Company’s cash and cash equivalents, trade receivables, and accounts payable approximate fair value due to their short maturities.
The following tables present the financial assets not measured at fair value on a recurring basis as of December 31, 2021 and December 31, 2020:

	December 31, 2021
	Carrying Value	Estimated Fair Value	Fair Value Hierarchy	Financial Statement Line Item
Financial assets:
Notes receivable - current	$8	$8	Level 3	Receivables
Notes receivable - non-current	3,391	3,391	Level 3	Other long-term assets
Advance payment - non-current	8,000	8,000	Level 3	Other long-term assets
Total financial assets	$11,399	$11,399

	December 31, 2020
	Carrying Value	Estimated Fair Value	Fair Value Hierarchy	Financial Statement Line Item
Financial assets:
Notes receivable - non-current	$815	$815	Level 3	Other long-term assets
Total financial assets	$815	$815
The notes receivable are fixed-rate investments, are not traded and do not have observable market inputs, therefore, the fair value is estimated to be equal to the carrying value. The advance payment is a not traded asset and does not have observable market inputs, therefore, the fair value is estimated to be equal to the carrying value.
The following table presents the liabilities measured at fair value on a recurring basis, by input level, in the Consolidated Balance Sheet at December 31, 2021:

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial liabilities:
Public Warrants	$4,255	—	—	4,255
Private Warrants	—	2,266	—	2,266
Total financial liabilities	$4,255	$2,266	$—	$6,521
The Company did not have any liabilities similar to those above requiring fair value measurement at December 31, 2020.